Stockholders' Equity (Details 1) $ in Thousands	May 28, 2019 USD ($)
10/26/2019 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Convertible debt	$ 500
01/26/2020 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Convertible debt	$ 500